STOCK-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation
Stock-based compensation expense	$ 741	$ 2,061
Total compensation costs not yet recognized	$ 800
Average remaining amortization period for recognition of expense	2 years 3 months 15 days
Research and development
Share-based Compensation
Stock-based compensation expense	$ 238	654
Sales and marketing
Share-based Compensation
Stock-based compensation expense	57	414
General and administrative
Share-based Compensation
Stock-based compensation expense	$ 446	$ 993